13. Deposits	12 Months Ended
Dec. 31, 2020
Disclosure Of Deposits Abstract
Deposits
13.	Deposits

	2020	2019
Court deposits	667,565	841,746
Maintenance deposits	1,032,418	830,282
Deposits in guarantee for leases agreements	358,472	296,327
Total	2,058,455	1,968,355

13.1.	Court deposits

Court deposits and blocks represent guarantees of tax, civil and labor lawsuits, kept in court until the resolution of the disputes to which they are related. Part of the court deposits refers to civil and labor lawsuits arising from succession requests in lawsuits filed against Varig S.A. or also labor lawsuits filed by employees who do not belong to GLA or any related party. Considering that Management does not believe that the Company is legally responsible for such claims and the release of the court deposits has been claimed. As of December 31, 2020, the blocked amounts referring to Varig S.A.'s succession proceedings and third-party proceedings were R$77,564 and R$105,320, respectively (R$115,390 and R$107,510 as of December 31, 2019), the remaining amounts refer to legal proceedings to which the Company is the main party.

13.2.	Maintenance deposits

The Company makes deposits in U.S. dollars for the maintenance of aircraft and engines, which will be used in future events as established in certain lease agreements.

Maintenance deposits do not exempt the Company, as a lessee, from contractual obligations related to the maintenance or the risk associated with operating activities. These deposits can be replaced by bank guarantees or letters of credit (SBLC - stand by letter of credit) according to the conditions established in the aircraft lease. The Company has the right to choose to carry out the maintenance internally or through its suppliers.

The Company has two categories of maintenance deposits:

·	Maintenance Guarantee: Refers to one-time deposits that are refunded at the end of the lease, and can also be used in maintenance events, depending on negotiations with lessors. The balance of these deposits on December 31, 2020 was R$273,311 (R$213,449 on December 31, 2019).

·	Maintenance Reserve: Refers to amounts paid monthly based on the use of components and can be used in maintenance events as set by an agreement. On December 31, 2020, the balance referring to such reserves was R$759,108 (R$616,833 on December 31, 2019).

13.3.	Deposits in guarantee for leases agreements

As required by the lease agreements, the Company makes guarantee deposits (in U.S. dollars) to the leasing companies, which can be fully redeemed at maturity.